Distribution Date:	09/15/23	Wells Fargo Commercial Mortgage Trust 2018-C48
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C48

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001RAS8	3.378000%	18,490,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001RAT6	4.224000%	36,431,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001RAU3	4.024000%	23,767,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001RAV1	4.245000%	32,713,000.00	32,713,000.00	0.00	115,722.24	0.00	0.00	115,722.24	32,713,000.00	33.31%	30.00%
A-4	95001RAW9	4.037000%	198,000,000.00	194,236,966.02	359,269.51	653,445.53	0.00	0.00	1,012,715.04	193,877,696.51	33.31%	30.00%
A-5	95001RAX7	4.302000%	274,352,000.00	274,352,000.00	0.00	983,551.92	0.00	0.00	983,551.92	274,352,000.00	33.31%	30.00%
A-S	95001RBA6	4.703000%	59,418,000.00	59,418,000.00	0.00	232,869.04	0.00	0.00	232,869.04	59,418,000.00	25.40%	22.88%
B	95001RBB4	4.904000%	40,654,000.00	40,654,000.00	0.00	166,139.35	0.00	0.00	166,139.35	40,654,000.00	19.98%	18.00%
C	95001RBC2	5.301510%	38,570,000.00	38,570,000.00	0.00	170,399.36	0.00	0.00	170,399.36	38,570,000.00	14.85%	13.38%
D	95001RAC3	3.000000%	31,848,000.00	31,848,000.00	0.00	79,620.00	0.00	0.00	79,620.00	31,848,000.00	10.61%	9.56%
E-RR	95001RAE9	5.301510%	14,018,000.00	14,018,000.00	0.00	61,930.47	0.00	0.00	61,930.47	14,018,000.00	8.74%	7.88%
F-RR	95001RAG4	5.301510%	20,848,000.00	20,848,000.00	0.00	92,104.90	0.00	0.00	92,104.90	20,848,000.00	5.97%	5.38%
G-RR	95001RAJ8	5.301510%	9,382,000.00	9,382,000.00	0.00	41,448.97	0.00	0.00	41,448.97	9,382,000.00	4.72%	4.25%
H-RR*	95001RAL3	5.301510%	35,442,944.00	35,442,944.00	0.00	153,089.98	0.00	0.00	153,089.98	35,442,944.00	0.00%	0.00%
V	95001RAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001RAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			833,933,944.00	751,482,910.02	359,269.51	2,750,321.76	0.00	0.00	3,109,591.27	751,123,640.51

X-A	95001RAY5	1.105908%	583,753,000.00	501,301,966.02	0.00	461,994.77	0.00	0.00	461,994.77	500,942,696.51
X-B	95001RAZ2	0.373066%	138,642,000.00	138,642,000.00	0.00	43,102.19	0.00	0.00	43,102.19	138,642,000.00
X-D	95001RAA7	2.301510%	31,848,000.00	31,848,000.00	0.00	61,082.07	0.00	0.00	61,082.07	31,848,000.00
Notional SubTotal			754,243,000.00	671,791,966.02	0.00	566,179.03	0.00	0.00	566,179.03	671,432,696.51

Deal Distribution Total					359,269.51	3,316,500.79	0.00	0.00	3,675,770.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001RAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001RAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001RAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001RAV1	1,000.00000000	0.00000000	3.53750008	0.00000000	0.00000000	0.00000000	0.00000000	3.53750008	1,000.00000000
A-4	95001RAW9	980.99477788	1.81449247	3.30022995	0.00000000	0.00000000	0.00000000	0.00000000	5.11472242	979.18028540
A-5	95001RAX7	1,000.00000000	0.00000000	3.58500000	0.00000000	0.00000000	0.00000000	0.00000000	3.58500000	1,000.00000000
A-S	95001RBA6	1,000.00000000	0.00000000	3.91916658	0.00000000	0.00000000	0.00000000	0.00000000	3.91916658	1,000.00000000
B	95001RBB4	1,000.00000000	0.00000000	4.08666675	0.00000000	0.00000000	0.00000000	0.00000000	4.08666675	1,000.00000000
C	95001RBC2	1,000.00000000	0.00000000	4.41792481	0.00000000	0.00000000	0.00000000	0.00000000	4.41792481	1,000.00000000
D	95001RAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001RAE9	1,000.00000000	0.00000000	4.41792481	0.00000000	0.00000000	0.00000000	0.00000000	4.41792481	1,000.00000000
F-RR	95001RAG4	1,000.00000000	0.00000000	4.41792498	0.00000000	0.00000000	0.00000000	0.00000000	4.41792498	1,000.00000000
G-RR	95001RAJ8	1,000.00000000	0.00000000	4.41792475	0.00000000	0.00000000	0.00000000	0.00000000	4.41792475	1,000.00000000
H-RR	95001RAL3	1,000.00000000	0.00000000	4.31933589	0.09858916	2.91505581	0.00000000	0.00000000	4.31933589	1,000.00000000
V	95001RAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001RAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001RAY5	858.75698458	0.00000000	0.79142166	0.00000000	0.00000000	0.00000000	0.00000000	0.79142166	858.14153676
X-B	95001RAZ2	1,000.00000000	0.00000000	0.31088840	0.00000000	0.00000000	0.00000000	0.00000000	0.31088840	1,000.00000000
X-D	95001RAA7	1,000.00000000	0.00000000	1.91792483	0.00000000	0.00000000	0.00000000	0.00000000	1.91792483	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	115,722.24	0.00	115,722.24	0.00	0.00	0.00	115,722.24	0.00
A-4	08/01/23 - 08/30/23	30	0.00	653,445.53	0.00	653,445.53	0.00	0.00	0.00	653,445.53	0.00
A-5	08/01/23 - 08/30/23	30	0.00	983,551.92	0.00	983,551.92	0.00	0.00	0.00	983,551.92	0.00
X-A	08/01/23 - 08/30/23	30	0.00	461,994.77	0.00	461,994.77	0.00	0.00	0.00	461,994.77	0.00
X-B	08/01/23 - 08/30/23	30	0.00	43,102.19	0.00	43,102.19	0.00	0.00	0.00	43,102.19	0.00
A-S	08/01/23 - 08/30/23	30	0.00	232,869.04	0.00	232,869.04	0.00	0.00	0.00	232,869.04	0.00
B	08/01/23 - 08/30/23	30	0.00	166,139.35	0.00	166,139.35	0.00	0.00	0.00	166,139.35	0.00
C	08/01/23 - 08/30/23	30	0.00	170,399.36	0.00	170,399.36	0.00	0.00	0.00	170,399.36	0.00
X-D	08/01/23 - 08/30/23	30	0.00	61,082.07	0.00	61,082.07	0.00	0.00	0.00	61,082.07	0.00
D	08/01/23 - 08/30/23	30	0.00	79,620.00	0.00	79,620.00	0.00	0.00	0.00	79,620.00	0.00
E-RR	08/01/23 - 08/30/23	30	0.00	61,930.47	0.00	61,930.47	0.00	0.00	0.00	61,930.47	0.00
F-RR	08/01/23 - 08/30/23	30	0.00	92,104.90	0.00	92,104.90	0.00	0.00	0.00	92,104.90	0.00
G-RR	08/01/23 - 08/30/23	30	0.00	41,448.97	0.00	41,448.97	0.00	0.00	0.00	41,448.97	0.00
H-RR	08/01/23 - 08/30/23	30	99,384.80	156,584.27	0.00	156,584.27	3,494.29	0.00	0.00	153,089.98	103,318.16
Totals			99,384.80	3,319,995.08	0.00	3,319,995.08	3,494.29	0.00	0.00	3,316,500.79	103,318.16

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,675,770.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,331,776.05	Master Servicing Fee	4,829.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,145.73
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.55
ARD Interest	0.00	Operating Advisor Fee	966.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	226.49
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,331,776.05	Total Fees	11,780.97

Principal		Expenses/Reimbursements
Scheduled Principal	359,269.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,494.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	359,269.51	Total Expenses/Reimbursements	3,494.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,316,500.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	359,269.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,675,770.30
Total Funds Collected	3,691,045.56	Total Funds Distributed	3,691,045.56

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	751,482,910.18	751,482,910.18	Beginning Certificate Balance	751,482,910.02
(-) Scheduled Principal Collections	359,269.51	359,269.51	(-) Principal Distributions	359,269.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	751,123,640.67	751,123,640.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	751,482,910.17	751,482,910.17	Ending Certificate Balance	751,123,640.51
Ending Actual Collateral Balance	751,123,640.66	751,123,640.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP	Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP
2,000,000 or less	1	1,464,569.88	0.19%	62	5.5500	2.573000	1.30 or less	4	50,976,098.52	6.79%	62	5.6354	0.623786
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	4	14,259,716.26	1.90%	63	5.0897	2.869711	1.41 to 1.50	1	22,800,000.00	3.04%	62	5.7250	1.506400
4,000,001 to 5,000,000	2	9,149,222.91	1.22%	62	5.3300	1.943922	1.51 to 1.75	17	240,516,360.09	32.02%	61	5.2167	1.614009
5,000,001 to 6,000,000	5	29,076,301.74	3.87%	62	5.2326	2.164328	1.76 to 2.00	7	110,954,292.52	14.77%	56	4.8766	1.836951
6,000,001 to 7,000,000	2	13,323,979.96	1.77%	62	5.6837	1.409385	2.01 to 2.25	7	153,881,269.89	20.49%	59	5.0100	2.113502
7,000,001 to 8,000,000	4	28,976,583.74	3.86%	62	5.5007	1.773139	2.26 to 2.50	7	103,422,439.75	13.77%	58	5.1174	2.406465
8,000,001 to 9,000,000	2	17,566,478.59	2.34%	29	4.6973	2.114213	2.51 to 2.75	4	26,864,569.88	3.58%	62	5.0455	2.676479
9,000,001 to 10,000,000	2	19,830,416.07	2.64%	44	5.0697	2.440342	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	10	125,869,492.18	16.76%	58	5.1676	1.850018	3.01 or greater	2	7,659,716.26	1.02%	63	4.8437	3.908188
15,000,001 to 20,000,000	5	91,598,741.83	12.19%	60	5.0974	1.642878	Totals	52	751,123,640.67	100.00%	60	5.1486	1.850687
20,000,001 to 30,000,000	9	230,730,243.75	30.72%	62	5.2012	1.793029
30,000,001 to 50,000,000	2	69,129,000.00	9.20%	62	4.9179	1.732969
50,000,001 or greater	1	66,100,000.00	8.80%	63	4.9810	2.059900
Totals	52	751,123,640.67	100.00%	60	5.1486	1.850687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP	Tennessee	5	104,746,174.51	13.95%	58	5.1441	2.103653
Arizona	3	16,509,716.26	2.20%	61	4.7683	2.141880	Texas	4	20,468,877.27	2.73%	62	5.4676	1.677028
Arkansas	1	11,460,462.63	1.53%	63	5.4600	1.569200	Virginia	3	23,189,693.73	3.09%	36	4.6623	1.798442
California	7	53,542,800.77	7.13%	63	5.0758	2.428396	Washington	1	3,500,000.00	0.47%	62	5.2600	1.614000
Colorado	2	9,016,391.50	1.20%	61	5.3865	2.007498	Wisconsin	1	1,335,264.68	0.18%	60	5.1500	1.556400
Connecticut	3	34,300,000.00	4.57%	62	5.5590	1.540330	Totals	81	751,123,640.67	100.00%	60	5.1486	1.850687
Delaware	1	28,000,000.00	3.73%	59	4.2775	1.795400
									Property Type³
Florida	4	100,480,905.92	13.38%	62	4.8184	2.130254
Georgia	6	102,944,516.03	13.71%	57	5.2372	1.928170		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	16,646,573.80	2.22%	62	5.5256	1.663941		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	15,847,203.48	2.11%	62	5.9800	(0.349100)	Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP
Iowa	1	2,678,430.34	0.36%	60	5.1500	1.556400	Industrial	8	142,133,661.31	18.92%	60	5.1990	1.890026
Kansas	4	3,128,785.81	0.42%	60	5.1500	1.556400	Lodging	29	142,710,111.19	19.00%	61	5.2080	1.908831
Kentucky	1	7,338,977.46	0.98%	63	5.5950	1.537400	Mixed Use	1	5,900,000.00	0.79%	63	5.2450	1.916000
Maryland	2	1,635,501.73	0.22%	60	5.1500	1.556400	Multi-Family	10	123,664,115.74	16.46%	61	5.4753	1.422299
Massachusetts	1	38,629,000.00	5.14%	62	4.8570	1.668200	Office	10	155,222,147.03	20.67%	59	5.0571	1.800390
Michigan	4	26,090,837.24	3.47%	58	5.3190	1.642264	Retail	11	101,139,987.64	13.47%	55	4.6450	2.039006
Mississippi	1	1,785,620.26	0.24%	60	5.1500	1.556400	Self Storage	9	46,304,724.00	6.16%	62	5.2136	2.537689
Missouri	3	7,308,401.34	0.97%	60	5.1500	1.556400	Totals	81	751,123,640.67	100.00%	60	5.1486	1.850687
New Jersey	1	13,204,885.87	1.76%	61	5.9800	1.598800
New York	1	21,330,000.00	2.84%	62	5.3150	0.995600
North Carolina	2	1,477,482.23	0.20%	60	5.1500	1.556400
Oklahoma	5	22,683,154.81	3.02%	62	5.4359	1.853420
Pennsylvania	3	21,863,532.75	2.91%	62	5.2098	2.172746
Rhode Island	1	5,931,556.49	0.79%	62	5.1200	1.607300

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP	Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP
	4.250% or less	1	20,000,000.00	2.66%	58	4.1212	2.104300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	36,866,478.59	4.91%	44	4.2728	1.844751	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	190,561,931.40	25.37%	62	4.9340	1.969687	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	16	221,251,460.83	29.46%	57	5.1064	2.106928	49 months or greater	49	717,074,746.91	95.47%	60	5.1409	1.860484
	5.251% to 5.500%	9	124,427,653.16	16.57%	62	5.3681	1.609109	Totals	52	751,123,640.67	100.00%	60	5.1486	1.850687
	5.501% to 5.750%	10	94,915,133.58	12.64%	62	5.6341	1.756359
	5.751% or more	2	29,052,089.35	3.87%	62	5.9800	0.536268
	Totals	52	751,123,640.67	100.00%	60	5.1486	1.850687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP	Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP
	60 months or less	8	142,927,648.15	19.03%	49	4.7368	1.850264	Interest Only	21	369,909,000.00	49.25%	60	4.9731	1.949332
61 months to 84 months		41	574,147,098.76	76.44%	62	5.2415	1.863028	263 months or less	1	7,118,877.27	0.95%	62	5.7200	1.539000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 300 months	4	51,965,427.45	6.92%	48	5.2313	1.840570
	Totals	52	751,123,640.67	100.00%	60	5.1486	1.850687	301 months or greater	23	288,081,442.19	38.35%	61	5.3258	1.757935
								Totals	52	751,123,640.67	100.00%	60	5.1486	1.850687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	34,048,893.76	4.53%	61	5.3105	NAP			No outstanding loans in this group
Underwriter's Information		2	30,000,000.00	3.99%	61	5.0350	2.480000
	12 months or less	47	687,074,746.91	91.47%	60	5.1455	1.833434
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	751,123,640.67	100.00%	60	5.1486	1.850687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100935	IN	Miami	FL	Actual/360	4.981%	283,515.75	0.00	0.00	N/A	12/06/28	--	66,100,000.00	66,100,000.00	09/06/23
2	301741335	LO	Nashville	TN	Actual/360	5.035%	130,070.83	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	09/06/23
2A	301741338				Actual/360	5.035%	86,713.89	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	09/06/23
2B	301741340				Actual/360	5.035%	43,356.94	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	09/06/23
4	301741343	OF	Watertown	MA	Actual/360	4.857%	161,562.57	0.00	0.00	N/A	11/06/28	--	38,629,000.00	38,629,000.00	09/06/23
5	301741346	OF	Alpharetta	GA	Actual/360	4.995%	131,188.12	0.00	0.00	N/A	11/06/28	--	30,500,000.00	30,500,000.00	09/06/23
6	310947399	LO	Various	Various	Actual/360	5.150%	133,041.67	0.00	0.00	N/A	09/11/28	--	30,000,000.00	30,000,000.00	09/11/23
7	301741354	RT	Franklin Park	NJ	Actual/360	5.410%	118,641.59	69,469.18	0.00	10/06/28	12/06/30	10/06/28	25,467,159.42	25,397,690.24	09/06/23
8	883100900	RT	Newark	DE	Actual/360	4.277%	103,135.28	0.00	0.00	N/A	08/01/28	--	28,000,000.00	28,000,000.00	09/01/23
9	307331097	MF	Norcross	GA	Actual/360	5.540%	128,805.00	0.00	0.00	N/A	12/06/28	--	27,000,000.00	27,000,000.00	09/06/23
10	416000267	OF	Marietta	GA	Actual/360	5.330%	113,302.29	0.00	0.00	N/A	12/06/28	--	24,686,088.44	24,686,088.44	09/06/23
11	416000268	IN	Memphis	TN	Actual/360	5.450%	112,181.51	32,370.40	0.00	N/A	12/01/28	--	23,903,724.94	23,871,354.54	09/01/23
13	307331102	Various Various		CA	Actual/360	5.190%	103,129.14	32,897.20	0.00	N/A	12/06/28	--	23,075,697.97	23,042,800.77	09/06/23
14	321080014	IN	Danbury	CT	Actual/360	5.725%	112,400.83	0.00	0.00	N/A	11/06/28	--	22,800,000.00	22,800,000.00	09/06/23
15	416000265	MF	Brooklyn	NY	Actual/360	5.315%	97,623.26	0.00	0.00	N/A	11/01/28	--	21,330,000.00	21,330,000.00	09/01/23
16	310946728	RT	Aventura	FL	Actual/360	4.121%	70,977.08	0.00	0.00	N/A	07/01/28	--	20,000,000.00	20,000,000.00	09/01/23
17	416000251	MF	Lansing	MI	Actual/360	5.140%	78,050.96	26,667.81	0.00	N/A	04/01/28	--	17,634,206.16	17,607,538.35	09/01/23
18	301741344	MF	Tulsa	OK	Actual/360	5.430%	84,838.32	0.00	0.00	N/A	11/06/28	--	18,144,000.00	18,144,000.00	09/06/23
19	301741342	MF	Indianapolis	IN	Actual/360	5.980%	81,676.62	14,045.83	0.00	N/A	11/06/28	--	15,861,249.31	15,847,203.48	09/06/23
20	883100922	LO	Virginia Beach	VA	Actual/360	4.912%	60,670.78	19,052.23	0.00	N/A	09/06/28	--	14,342,267.37	14,323,215.14	09/06/23
21	883100933	OF	Marietta	GA	Actual/360	5.001%	61,581.76	0.00	0.00	11/05/25	11/05/28	--	14,300,000.00	14,300,000.00	09/05/23
22	301741331	LO	Vineland	NJ	Actual/360	5.980%	68,081.63	16,273.78	0.00	N/A	10/06/28	--	13,221,159.65	13,204,885.87	09/06/23
23	301741327	OF	Yardley	PA	Actual/360	5.260%	55,730.48	17,518.60	0.00	N/A	10/06/28	--	12,304,043.24	12,286,524.64	09/06/23
24	410947371	IN	Vernon	CA	Actual/360	5.000%	55,972.22	0.00	0.00	N/A	12/11/28	--	13,000,000.00	13,000,000.00	09/11/23
25	321080025	OF	Various	AZ	Actual/360	4.755%	52,615.40	0.00	0.00	N/A	10/06/28	--	12,850,000.00	12,850,000.00	09/06/23
26	307331103	MF	North Little Rock	AR	Actual/360	5.460%	53,945.91	13,322.63	0.00	N/A	12/06/28	--	11,473,785.26	11,460,462.63	09/06/23
27	301741347	RT	Vero Beach	FL	Actual/360	5.018%	51,420.56	0.00	0.00	N/A	11/06/28	--	11,900,000.00	11,900,000.00	09/06/23
28	310947522	LO	Franklin	TN	Actual/360	5.110%	48,668.92	16,015.24	0.00	N/A	12/11/28	--	11,060,419.14	11,044,403.90	09/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	301741355	RT	Windsor	CT	Actual/360	5.230%	51,791.53	0.00	0.00	N/A	12/06/28	--	11,500,000.00	11,500,000.00	09/06/23
30	883100930	IN	Jefferson City	TN	Actual/360	5.105%	43,268.81	12,415.04	0.00	N/A	11/06/25	--	9,842,831.11	9,830,416.07	09/06/23
31	883100955	RT	Fairfax	VA	Actual/360	4.258%	32,557.21	12,893.80	0.00	N/A	05/10/23	11/10/23	8,879,372.39	8,866,478.59	09/10/23
32	301741350	OF	East Norriton Townshi	PA	Actual/360	5.145%	38,544.62	0.00	0.00	N/A	12/06/28	--	8,700,000.00	8,700,000.00	09/06/23
33	416000264	LO	McKinney	TX	Actual/360	5.720%	35,134.69	14,264.77	0.00	N/A	11/01/28	--	7,133,142.04	7,118,877.27	09/01/23
34	301741356	OF	Louisville	KY	Actual/360	5.595%	35,399.50	8,493.43	0.00	N/A	12/06/28	--	7,347,470.89	7,338,977.46	09/06/23
35	410947497	SS	Buellton	CA	Actual/360	4.995%	32,259.38	0.00	0.00	N/A	11/11/28	--	7,500,000.00	7,500,000.00	09/11/23
36	416000270	LO	Sterling Heights	MI	Actual/360	5.720%	34,615.52	9,009.61	0.00	N/A	12/01/28	--	7,027,738.62	7,018,729.01	09/01/23
37	301741349	MF	Normal	IL	Actual/360	5.750%	33,605.30	6,880.07	0.00	N/A	11/06/28	--	6,787,046.10	6,780,166.03	09/06/23
38	410947557	SS	Various	Various	Actual/360	5.615%	31,673.39	6,853.30	0.00	N/A	11/11/28	--	6,550,667.23	6,543,813.93	09/11/23
39	410945757	IN	Newnan	GA	Actual/360	4.900%	27,848.33	0.00	0.00	N/A	11/11/28	--	6,600,000.00	6,600,000.00	09/11/23
40	410947353	SS	Ojai	CA	Actual/360	5.040%	26,040.00	0.00	0.00	N/A	11/11/28	--	6,000,000.00	6,000,000.00	09/11/23
41	301741348	OF	Providence	RI	Actual/360	5.120%	26,180.10	6,470.66	0.00	N/A	11/06/28	--	5,938,027.15	5,931,556.49	09/06/23
42	883100934	MU	Pasadena	TX	Actual/360	5.245%	26,647.51	0.00	0.00	N/A	12/06/28	--	5,900,000.00	5,900,000.00	09/06/23
43	600947466	SS	Joliet	IL	Actual/360	5.530%	27,381.18	0.00	0.00	N/A	11/11/28	--	5,750,000.00	5,750,000.00	08/11/23
44	301741333	MF	Parachute	CO	Actual/360	5.240%	24,823.00	6,534.58	0.00	N/A	10/06/28	--	5,501,279.83	5,494,745.25	09/06/23
45	410947387	RT	Marietta	GA	Actual/360	5.330%	22,055.65	6,220.68	0.00	N/A	11/11/28	--	4,805,443.59	4,799,222.91	09/11/23
46	307331092	RT	Georgetown	TX	Actual/360	5.330%	19,965.29	0.00	0.00	N/A	11/06/28	--	4,350,000.00	4,350,000.00	09/06/23
47	410947336	SS	Paso Robles	CA	Actual/360	4.870%	16,774.44	0.00	0.00	N/A	12/11/28	--	4,000,000.00	4,000,000.00	09/11/23
48	410947031	RT	Phoenix	AZ	Actual/360	4.815%	15,197.38	5,615.29	0.00	N/A	12/11/28	--	3,665,331.55	3,659,716.26	09/11/23
49	410947115	RT	Port Angeles	WA	Actual/360	5.260%	15,853.06	0.00	0.00	N/A	11/11/28	--	3,500,000.00	3,500,000.00	09/11/23
50	410945972	RT	Dallas	TX	Actual/360	5.505%	14,695.29	0.00	0.00	N/A	12/11/28	--	3,100,000.00	3,100,000.00	09/11/23
51	416000257	MF	Mobile	AL	Actual/360	5.400%	9,558.69	4,428.30	0.00	N/A	07/01/28	--	2,055,631.82	2,051,203.52	09/01/23
52	410945156	RT	Troy	MI	Actual/360	5.550%	7,006.87	1,557.08	0.00	N/A	11/11/28	--	1,466,126.96	1,464,569.88	09/11/23
Totals							3,331,776.05	359,269.51	0.00				751,482,910.18	751,123,640.67
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	1,841,770.62	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,563,547.56	21,683,128.14	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,640,662.32	1,702,592.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,677,828.77	1,549,728.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	21,017,974.36	25,564,152.19	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	44,058,100.30	21,675,317.73	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,129,996.04	1,692,116.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,071,954.55	1,588,091.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,231,028.57	1,554,997.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,618,505.55	1,976,377.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,280,363.17	1,730,369.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,155,395.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	142,125,035.00	78,372,260.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,071,514.04	545,071.59	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,906,940.97	983,893.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(402,226.73)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	11,308,726.95	11,422,696.10	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,298,430.00	1,197,817.43	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	1,849,039.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,573,800.96	995,646.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,211,255.98	609,290.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	14,782,718.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,197,964.14	649,359.27	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,633,408.05	430,605.33	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,240,301.61	1,348,782.98	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,088,063.09	495,299.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,589,027.00	877,645.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	21,587,553.00	15,869,013.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,066,125.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,022,053.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	931,863.85	687,796.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,123,667.63	514,044.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	725,546.39	756,196.18	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	497,549.00	138,559.76	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	787,925.83	420,752.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	833,396.60	414,039.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	684,287.42	168,579.27	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	646,855.38	318,810.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	823,761.00	402,281.69	01/01/23	06/30/23	--	0.00	0.00	27,071.72	27,071.72	0.00	0.00
44	860,908.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	892,792.91	413,191.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	366,660.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	752,965.41	417,822.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	692,522.95	469,819.27	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	323,858.56	161,929.27	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	346,084.00	152,486.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	256,735.36	139,755.97	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	330,293,427.99	203,781,126.83				0.00	0.00	27,071.72	27,071.72	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.148607%	5.127451%	60
08/17/23	0	0.00	0	0.00	0	0.00	1	8,879,372.39	0	0.00	0	0.00	0	0.00	1	2,809,507.17	5.148699%	5.127540%	61
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.149195%	5.128051%	62
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.149324%	5.128178%	63
05/17/23	0	0.00	0	0.00	0	0.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.149439%	5.121238%	64
04/17/23	0	0.00	0	0.00	0	0.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.149568%	5.121370%	65
03/17/23	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.149683%	5.124442%	66
02/17/23	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	1	10,707,650.00	0	0.00	5.149831%	5.124596%	67
01/18/23	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.151322%	5.126215%	68
12/16/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	1	7,069,050.00	5.151426%	5.126324%	69
11/18/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.152438%	5.127421%	70
10/17/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.152522%	5.127508%	71
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
43	600947466	08/11/23	0	B	27,071.72	27,071.72	0.00	5,750,000.00
Totals					27,071.72	27,071.72	0.00	5,750,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		8,866,479	8,866,479	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		9,830,416	9,830,416	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		111,981,957	111,981,957	0		0
> 60 Months		620,444,789	620,444,789	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	751,123,641	751,123,641	0	0	0	0
Aug-23	751,482,910	751,482,910	0	0	0	0
Jul-23	754,857,274	754,857,274	0	0	0	0
Jun-23	755,456,731	755,456,731	0	0	0	0
May-23	756,017,158	747,097,258	0	0	8,919,900	0
Apr-23	756,610,592	756,610,592	0	0	0	0
Mar-23	757,164,849	735,834,849	0	0	21,330,000	0
Feb-23	757,829,169	736,499,169	0	0	21,330,000	0
Jan-23	768,964,232	747,634,232	0	0	0	21,330,000
Dec-22	769,462,762	748,132,762	0	0	0	21,330,000
Nov-22	777,077,329	755,747,329	0	0	0	21,330,000
Oct-22	777,519,832	756,189,832	0	0	0	21,330,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	883100955	8,866,478.59	8,866,478.59	545,600,000.00	02/03/18	14,736,633.16	2.00060	09/30/22	05/10/23	295
Totals		8,866,478.59	8,866,478.59	545,600,000.00		14,736,633.16

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	883100955	RT	VA	03/28/23	13

The Loan transferred to Special on 2/28/23 due to the foreseeable future default associated with the Loans 5/10/23 maturity. The Loan has a UPB of $242.2MM and is a 1st mortgage secured by the fee interest in 779,949 SF of retail space at

Fair Oaks Mall, a Class A, two-story, 1.5MM SF mall located in Fairfax, VA. The Loan originated 4/27/18 as a $260.0MM 1st mgt. loan and consists of six A-notes, spread over five CMBS pools. The A-Notes had an initial UPB of $175.0MM and two B-notes had an initial UPB of $85.0MM. Pre-Negotiation agreement executed. The Borrower has requested a 4-year extension of the Loans maturity and a conversion to interest only, with excess funds available for TIs and Cap. Ex.

The Borrowers plan to increase the propertys long term future value not in line with long-term extension. Borrower agreed to a 6-month extension.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	301741335	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
2A	301741338	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
2B	301741340	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
33	416000264	7,636,991.95	5.72000%	7,625,208.92 5.72000%		10	07/14/20	04/01/20	08/11/20
Totals		7,636,991.95		7,625,208.92
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	780.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	0.00	0.00	520.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	0.00	0.00	260.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	976.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	957.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	3,494.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,494.29

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27